Property, Plant and Equipment - Changes to the Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 365.3	$ 323.9
Transferred from assets held for sale	12.9
Additions	76.8	87.7
Acquisitions through business combinations	(0.3)	28.3
Depreciation	(73.3)	(73.7)
Write down of assets and other disposals	(26.2)	(0.9)
Foreign exchange and other	(0.2)	0.0
Property, plant and equipment, ending balance	355.0	365.3
Recognised finance lease as assets	7.5	12.8
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	14.8	11.1
Transferred from assets held for sale	11.2
Additions	0.0	0.0
Acquisitions through business combinations	0.0	3.6
Depreciation	0.0	0.0
Write down of assets and other disposals	(2.5)	0.0
Foreign exchange and other	0.1	0.1
Property, plant and equipment, ending balance	23.6	14.8
Buildings including improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	157.5	141.6
Transferred from assets held for sale	1.7
Additions	21.7	25.4
Acquisitions through business combinations	0.0	10.8
Depreciation	(20.1)	(20.4)
Write down of assets and other disposals	(6.1)	0.0
Foreign exchange and other	(0.1)	0.1
Property, plant and equipment, ending balance	154.6	157.5
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	193.0	171.2
Transferred from assets held for sale	0.0
Additions	55.1	62.3
Acquisitions through business combinations	(0.3)	13.9
Depreciation	(53.2)	(53.3)
Write down of assets and other disposals	(17.6)	(0.9)
Foreign exchange and other	(0.2)	(0.2)
Property, plant and equipment, ending balance	$ 176.8	$ 193.0